Share-Based Compensation (Details) - Schedule assumptions estimate the fair value of share options granted - Domestic Plan Stock Option [Member]	12 Months Ended
Aug. 31, 2019 $ / shares
Share-Based Compensation (Details) - Schedule assumptions estimate the fair value of share options granted [Line Items]
Risk-free interest rate	2.40%
Expected volatility	47.00%
Suboptimal exercise factor	2.8
Fair value per ordinary share (in Dollars per share)	$ 351.24